Pension schemes - Significant validation assumptions (Details)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
United Kingdom
Disclosure of defined benefit plans
Discount rate	4.60%	4.90%	1.95%
Inflation	3.05%	3.20%	3.30%
Long-term rate of improvement in longevity	1.25%
United States
Disclosure of defined benefit plans
Discount rate	5.05%	5.35%	2.80%
Inflation	2.50%	2.50%	2.50%